Janus Henderson Forty Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 4.5%
Boeing Co*	1,993,795	$432,892,770
Howmet Aerospace Inc	3,169,674	649,846,564
		1,082,739,334
Beverages – 1.3%
Monster Beverage Corp*	3,942,940	302,305,210
Biotechnology – 2.9%
Argenx SE (ADR)*	537,873	452,324,299
Madrigal Pharmaceuticals Inc*	429,415	250,065,531
		702,389,830
Capital Markets – 4.0%
Blackstone Group Inc	4,405,573	679,075,022
Intercontinental Exchange Inc	1,702,422	275,724,267
		954,799,289
Diversified Financial Services – 2.9%
Mastercard Inc - Class A	1,220,896	696,985,108
Electrical Equipment – 2.8%
Eaton Corp PLC	2,128,251	677,869,226
Health Care Equipment & Supplies – 0.5%
Medline Inc - Class A*,#	3,101,622	130,268,124
Health Care Providers & Services – 1.8%
UnitedHealth Group Inc	1,325,079	437,421,829
Hotels, Restaurants & Leisure – 7.4%
Booking Holdings Inc	106,791	571,901,046
Chipotle Mexican Grill Inc*	5,872,029	217,265,073
DoorDash Inc - Class A*	1,325,984	300,308,856
DraftKings Inc*	19,426,430	669,434,778
		1,758,909,753
Information Technology Services – 1.6%
Shopify Inc*	2,387,247	384,275,150
Interactive Media & Services – 7.2%
Alphabet Inc - Class C	3,676,093	1,153,557,983
Meta Platforms Inc - Class A	845,821	558,317,984
		1,711,875,967
Life Sciences Tools & Services – 2.5%
Danaher Corp	2,580,450	590,716,614
Multiline Retail – 11.2%
Amazon.com Inc*	8,723,661	2,013,595,432
MercadoLibre Inc*	327,134	658,932,931
		2,672,528,363
Pharmaceuticals – 3.9%
Eli Lilly & Co	878,219	943,804,395
Semiconductor & Semiconductor Equipment – 22.6%
Broadcom Inc	4,416,009	1,528,380,715
NVIDIA Corp	14,864,027	2,772,141,036
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,605,923	1,095,803,940
		5,396,325,691
Software – 17.4%
AppLovin Corp - Class A*	487,194	328,281,061
Datadog Inc - Class A*	3,313,806	450,644,478
HubSpot Inc*	504,413	202,420,937
Microsoft Corp	4,636,898	2,242,496,611
Oracle Corp	4,838,777	943,126,025
		4,166,969,112
Technology Hardware, Storage & Peripherals – 5.5%
Apple Inc	4,807,427	1,306,947,104
Total Common Stocks (cost $12,539,808,677)		23,917,130,099
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $21,459,015)	21,453,913	21,460,349
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	2,786,400	2,786,400

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0%
Royal Bank of Canada, 3.7000%, 1/2/26	$696,600	$696,600
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,483,000)		3,483,000
Total Investments (total cost $12,564,750,692) – 100.1%		23,942,073,448
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(15,255,003)
Net Assets – 100%		$23,926,818,445

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$21,350,737,128	89.2%
Taiwan	1,095,803,940	4.6
Argentina	658,932,931	2.7
Belgium	452,324,299	1.9
Canada	384,275,150	1.6
Total	$23,942,073,448	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$140,520,981	$564,392,740	$(683,459,452)	$4,746	$1,334	$21,460,349	21,453,913	$617,034
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	-	5,201,008	(2,414,608)	-	-	2,786,400	2,786,400	51 ∆
Total Affiliated Investments - 0.1%
	$140,520,981	$569,593,748	$(685,874,060)	$4,746	$1,334	$24,246,749	24,240,313	$617,085

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$23,917,130,099	$-	$-
Investment Companies	-	21,460,349	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,483,000	-
Total Assets	$23,917,130,099	$24,943,349	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70222 02-26